LVIP Loomis Sayles Global Growth Fund
Schedule of Investments
September 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.22%
Argentina–6.47%
†MercadoLibre	13,095	$ 21,991,743
		21,991,743
Brazil–1.54%
Ambev ADR	1,899,434	5,242,438
		5,242,438
China–11.60%
†Alibaba Group Holding ADR	71,836	10,635,320
†Baidu ADR	38,516	5,921,835
Budweiser Brewing	438,513	1,113,841
Tencent Holdings	182,800	10,912,925
†Trip.com Group ADR	161,791	4,975,073
Yum China Holdings	100,816	5,858,418
		39,417,412
Denmark–1.25%
Novo Nordisk Class B	44,027	4,243,740
		4,243,740
France–0.79%
†Sodexo	30,669	2,680,337
		2,680,337
Japan–1.92%
Fanuc	29,700	6,512,077
		6,512,077
Netherlands–7.04%
†Adyen	5,923	16,556,928
NXP Semiconductors	37,658	7,376,072
		23,933,000
Switzerland–10.49%
†CRISPR Therapeutics	50,437	5,645,413
Nestle	47,244	5,692,430
Novartis	160,522	13,162,669
Roche Holding	30,581	11,161,140
		35,661,652
United Kingdom–4.53%
Experian	197,196	8,260,565
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
United Kingdom (continued)
Reckitt Benckiser Group	33,183	$ 2,606,863
Unilever	83,862	4,531,167
		15,398,595
United States–53.59%
†Alnylam Pharmaceuticals	48,906	9,233,942
†Alphabet Class A	7,558	20,206,464
†Amazon.com	6,845	22,486,099
†Autodesk	19,085	5,442,469
†Boeing	63,301	13,922,422
Colgate-Palmolive	52,677	3,981,328
Core Laboratories	10,268	284,937
Deere & Co.	21,406	7,172,508
Expeditors International of Washington	27,586	3,286,320
†Facebook Class A	53,542	18,171,619
Microsoft	48,663	13,719,073
Oracle	160,158	13,954,567
QUALCOMM	44,580	5,749,928
†salesforce.com	42,535	11,536,343
Schlumberger	124,251	3,682,800
SEI Investments	55,534	3,293,166
†Under Armour Class A	273,719	5,523,649
†Vertex Pharmaceuticals	24,370	4,420,474
Visa Class A	60,074	13,381,484
Yum! Brands	21,992	2,689,842
		182,139,434
Total Common Stock (Cost $229,666,581)		337,220,428

MONEY MARKET FUND–0.69%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.03%)	2,342,714	2,342,714
Total Money Market Fund (Cost $2,342,714)		2,342,714

TOTAL INVESTMENTS–99.91% (Cost $232,009,295)	339,563,142
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.09%	298,402
NET ASSETS APPLICABLE TO 20,519,993 SHARES OUTSTANDING–100.00%	$339,861,544

† Non-income producing.

Summary of Abbreviations:
ADR–American Depositary Receipt
See accompanying notes.
LVIP Loomis Sayles Global Growth Fund–1

LVIP Loomis Sayles Global Growth Fund
Notes
September 30, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Loomis Sayles Global Growth Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Loomis Sayles Global Growth Fund–2

LVIP Loomis Sayles Global Growth Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Argentina	$21,991,743	$—	$—	$21,991,743
Brazil	5,242,438	—	—	5,242,438
China	27,390,646	12,026,766	—	39,417,412
Denmark	—	4,243,740	—	4,243,740
France	—	2,680,337	—	2,680,337
Japan	—	6,512,077	—	6,512,077
Netherlands	7,376,072	16,556,928	—	23,933,000
Switzerland	5,645,413	30,016,239	—	35,661,652
United Kingdom	4,531,167	10,867,428	—	15,398,595
United States	182,139,434	—	—	182,139,434
Money Market Fund	2,342,714	—	—	2,342,714
Total Investments	$256,659,627	$82,903,515	$—	$339,563,142
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at September 30, 2021, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP Loomis Sayles Global Growth Fund–3